Financial liabilities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of financial liabilities
1
7
. Financial liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2020	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2021
Current liabilities
Short-term debt	5,295,448	(1,038,438)	—	—	220,056	—	(137,175)	4,339,890
Current portion of long-term debt	4,568,140	(5,371,616)	—	8,421,718	—	—	(33,905)	7,584,337
Current portion of long-term lease liabilities	43,166	(44,760)	—	30,299	991	—	17,424	47,120
Class share	—	—	—	240,712	—	—	—	240,712

Current liabilities	9,906,755	(6,454,814)	—	8,692,730	221,047	—	(153,657)	12,212,060

Non-current liabilities
Long-term debt	10,669,599	9,914,667	—	(8,421,718)	963,179	—	8,076	13,133,804
Long-term lease liabilities	265,879	—	114,394	(30,299)	4,266	—	(40,468)	313,771
Class share	498,740	(258,451)	—	(240,712)	—	—	424	—

Non-current liabilities	11,434,219	9,656,216	114,394	(8,692,730)	967,445	—	(31,968)	13,447,575

Total	21,340,973	3,201,402	114,394	—	1,188,491	—	(185,625)	25,659,635

Derivatives	182,726	(44,563)	—	—	55	(135,007)	—	3,211

	Yen in millions
			Non-cash changes
	As of April 1, 2021	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2022
Current liabilities
Short-term debt	4,339,890	(579,216)	—	—	334,639	—	9,544	4,104,858
Current portion of long-term debt	7,584,337	(8,548,156)	—	7,410,991	572,070	—	7,604	7,026,845
Current portion of long-term lease liabilities	47,120	(54,879)	—	34,071	2,192	—	27,632	56,136
Class share	240,712	(240,630)	—	—	—	—	(83)	—

Current liabilities	12,212,060	(9,422,881)	—	7,445,062	908,902	—	44,697	11,187,839

Non-current liabilities
Long-term debt	13,133,804	8,122,678	—	(7,410,991)	1,095,463	—	2,773	14,943,727
Long-term lease liabilities	313,771	—	110,996	(34,071)	14,203	—	(40,107)	364,792
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	13,447,575	8,122,678	110,996	(7,445,062)	1,109,666	—	(37,334)	15,308,519

Total	25,659,635	(1,300,203)	110,996	—	2,018,568	—	7,363	26,496,358

Derivatives	3,211	(12,026)	—	—	689	15,348	—	7,221
Short-term and long-term debt is classified as financial liabilities measured at amortized cost.

(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2021	2022
Short-term debt
(Principally from bank)
[Weighted average interest rate
2021 1.37%
2022 1.64%]	1,109,904	852,301
Commercial paper
[Weighted average interest rate
2021 0.16%
2022 0.38%]	3,229,986	3,252,556

	4,339,890	4,104,858

(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2021	2022
Unsecured loans
(Principally from bank)
2021
Weighted average interest 1.40%
Due 2021 to 2042
2022
Weighted average interest 1.83%
Due 2022 to 2042]	5,582,426	4,990,165
Secured loans
(Principally financial receivables securitization)
2021
Weighted average interest 1.25%
Due 2021 to 2034
2022
Weighted average interest 1.02%
Due 2022 to 2034]	3,233,353	3,902,766
Medium-term notes of consolidated subsidiaries
2021
Weighted average interest 1.56%
Due 2021 to 2048
2022
Weighted average interest 1.45%
Due 2022 to 2048]	9,209,453	10,257,689

	Yen in millions
	March 31,
	2021	2022
Unsecured bonds of the parent
2021
Weighted average interest 1.40%
Due 2021 to 2037
2022
Weighted average interest 1.32%
Due 2022 to 2037]	1,161,938	1,123,145
Unsecured bonds of consolidated subsidiaries
2021
Weighted average interest 1.57%
Due 2021 to 2028
2022
Weighted average interest 1.99%
Due 2022 to 2028]	1,495,976	1,664,634
Secured bonds of consolidated subsidiaries
2021
Weighted average interest 6.34%
Due 2022 to 2024
2022
Weighted average interest 5.81%
Due 2022 to 2024]	34,996	32,174

	20,718,142	21,970,573
Less - Current portion due within one year	(7,584,337)	(7,026,845)

	13,133,804	14,943,727

As of March 31, 2021 and 2022, the currencies of long-term debt are 49% and 52% in US dollars, 16% and 11% in Japanese yen, 12% and 13% in Euros, 6% and 6% in Australian dollar
s
, 3% and 4% in Canadian dollar
s
, 14% and 14% in other currencies.
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2021	2022
Property, plant and equipment	754,132	1,474,647
Other assets	3,278,448	3,582,826

Total	4,032,580	5,057,473

Other assets principally consist of securitized finance receivables.
Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks.

(5) Interest expenses
The interest expenses for the fiscal year ended March 31, 2021 and 2022 are ¥471,505 million and ¥410,197 million, respectively. Interest expenses related to the financial business is included in “cost of financial services” in the consolidated statement of income.
(6) Class shares
TMC issued First Series Model AA Class Shares (the “Model AA Class Shares”) on July 24, 2015. Presented below is additional information regarding the Model AA Class Shares:

Total number of shares issued	:	47,100,000 shares

Issue price	:	10,598 yen per share

Purchase price	:	10,121.09 yen per share

Voting rights	:	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.

Restrictions on transfer	:	Model AA Class Shares shall have restrictions on transfer.

Dividends	:	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price

(2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price

(3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price

Shareholder’s right	:
(1)   Shareholder’s conversion right into Common Shares
Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020.

(2)   Shareholder’s cash put option
Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.

TMC’s right	:	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash. At the Directors’ Meeting held on December 14, 2020, TMC has resolved to exercise its cash call option to acquire all outstanding Model AA Class Shares and, subject to such acquisition, to cancel all Model AA Class Shares pursuant to Article 178 of the Companies Act of Japan. The acquisition took place on April 2, 2021, and the cancellation was completed on April 3, 2021.